Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
8. Inventories:

	December 31, 2018	December 31, 2017
Purchased parts and materials	$31,735	$32,352
Work-in-process	2,297	2,187
Finished goods	11,367	10,505
Inventory on consignment	612	693
	$46,011	$45,737

8. Inventories (continued):

During the year ended December 31, 2018, the Company recorded write-downs to net realizable value of approximately $162 (year ended December 31, 2017 - $1,111; year ended December 31, 2016 - $6,591).